COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2013
COMMITMENTS AND CONTINGENCIES

28. COMMITMENTS AND CONTINGENCIES

28.1 Operating lease commitments

The Group has entered into operating lease arrangements relating to the use of certain premises and internet data centers. Future minimum lease payments for non-cancellable operating leases as of December 31, 2013 are as follows:

	RMB	US$
		(Note 3)
2014	11,826,913	1,953,667
2015	177,396	29,304

	12,004,309	1,982,971

Total rental expenses amounted to RMB21.2 million, RMB25.6 million and RMB38.2 million (US$6.3 million) for the years ended December 31, 2011, 2012 and 2013, respectively.

28.2 Contingencies

In May 2011, Diego Maradona filed a lawsuit in the Beijing No. 1 Intermediate People’s Court against Shanghai IT and a third party company in China, alleging that the defendants used his name and image in a web and social game operated by the Group without his authorization. In July 2011, the plaintiff amended his complaint to include The9 Computer as a defendant. The plaintiff in the case demanded, among other things, that the defendants pay RMB20 million for its alleged losses. The Group has recorded a contingent loss of RMB2 million (US$0.3 million) in the year ended December 31, 2011. In June 2013, the Beijing No. 1 People’s Intermediate Court issued a judgment against the Group for infringing the portraiture right of the plaintiff and required the Group to pay a total of RMB3 million (US$0.5 million) as economic damages and other related fees to the plaintiff. In connection to the preliminary judgment, the Group additionally recorded a contingent loss of RMB1 million (US$0.2 million) in the year ended December 31, 2013. The Group has appealed the case to the Beijing People’s Superior Court.

In addition to the above, the Group may be subject to other legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.